Other Receivables	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
OTHER RECEIVABLES
7.	OTHER RECEIVABLES

Other receivables consist of the following as of December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017

Advances to unrelated third-parties	$33,144	$28,736
Other deposits	2,400	2,400

Total	$35,544	$31,136